Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Accounts Payable
Accounts payable as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019

Current:
Trade accounts payable	$381,486	$302,414
Taxes no related to rent (1)	105,046	210,330
Social Charges (2)	1,766	327
Other payables (3)	733	17,544

Total	$489,031	$530,615

Non-Current:
Trade accounts payable	5,086	2,112
Social Charges (2)	2,070	2,190
Other payables (3)	10,069	7,629

Total	$17,225	$11,931

(1)
These corresponds to taxes and fees charged to passengers that will be paid to the government authority such as airport taxes, departure and entry taxes to countries, etc. In addition to VAT and VAT withholding payable and that due to the
COVID-19
pandemic generated a decrease for the end of 2020.

(2)	Represent payroll taxes and contributions based on salaries and compensation paid to employees of the Group in the various jurisdictions in which it operates.
(3)	The other accounts payable mainly include provisions for travel expenses, provisions for fees and accrued interest. As well as projects related to aircraft that are in the long term.